Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate to the Company Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	18.20%	0.87%
Nontaxable partnership income	41.39%	21.00%
Foreign rate differential	2.71%	0.00%
Change in valuation allowance	27.55%	0.00%
Income tax provision	22.65%	0.87%